Borrowings - Loan From Related Parties (Details) - USD ($) $ in Thousands											12 Months Ended
	Mar. 23, 2018	May 22, 2017	Apr. 05, 2017	Apr. 03, 2017	Dec. 30, 2016	Nov. 18, 2016	Aug. 17, 2016	Mar. 31, 2016	May 12, 2015	May 12, 2014	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Borrowings
Borrowings outstanding balance											$ 1,234,997	$ 1,400,128
Borrowings repayments											197,790	$ 218,370	[1]	$ 791,160	[1]
Unamortized loan fees written off to profit or loss											900			$ 5,637
Loan from related parties old sponsor revolving credit facility
Borrowings
Amount of credit facility										$ 30,000
Facility availability period										36 months
Interest rate									6.00%	5.00%
Percentage of commitment fee on the undrawn balance									2.40%	0.00%
Time period for each advance drawn repayable after drawdown date										6 months
Borrowings outstanding balance							$ 0									$ 15,000
Borrowings repayments					$ 10,000		$ 5,000	$ 10,000
Drawn amount						$ 10,000
Loan from related parties new sponsor credit facility
Borrowings
Facility availability period				5 years
Interest rate				9.125%
Percentage of commitment fee on the undrawn balance				1.00%
Borrowings outstanding balance											$ 0
Prepayment of debt	$ 45,000
Unamortized loan fees written off to profit or loss	$ 900
Loan from related parties new sponsor credit facility | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Borrowings
Prepayment of debt			$ 60,125
Term loan new sponsor credit facility
Borrowings
Amount of credit facility				$ 45,000
Facility availability period				5 years
Drawn amount			45,000
Revolving credit new sponsor facility
Borrowings
Amount of credit facility				$ 30,000
Facility availability period				5 years
Borrowings repayments		$ 15,000
Drawn amount			$ 15,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).